United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 1.9%
$4,000,000		Sealane 2011-1X, Class A, 14.453%, 2/12/2016 (IDENTIFIED COST $4,000,000)	3,934,000
		Trade Finance Agreements – 96.1%
3,000,000		A & Y Marka, Floating Rate Note, 4.295%, 4/29/2014	3,861,396
2,000,000		Afren PLC, 9.573%, 6/23/2013	1,995,000
3,333,333	[1]	Alliance One 11, 2.795%, 3/31/2012	3,330,000
2,761,832	[2]	Arrocera Covadonga SA de CV, 3.500%, 3/30/2012	2,058,946
1,250,000	[1]	Azul Airlines, 6.681%, 3/30/2013	1,223,125
1,250,000	[1]	Azul Airlines, 6.681%, 3/30/2013	1,223,125
5,969,666		BP Angola, 3.081%, 6/30/2015	5,957,727
2,456,583		BP Caspian, Bank Note, 3.081%, 8/20/2015	2,365,689
4,545,000		BTC Pipeline, 3.00%, 8/15/2012	4,456,373
1,882,353		Bahia Cellulose, 4.451%, 11/10/2015	1,877,647
4,166,667		Bajaj Hindusthan Ltd., Floating Rate Note, 1.739%, 3/14/2015	3,935,417
5,000,000		Bakrie Sumatera Plantations, 7.428%, 10/30/2016	4,947,500
1,458,308		Banacol, 3.795%, 6/14/2013	1,432,787
2,000,000		Bumi Resources Tbk, 11.295%, 8/26/2013	1,996,000
5,000,000		Canbaikal Resources, 5.795%, 5/27/2016	4,940,000
1,136,364		Caraiba Metais, 2.331%, 2/29/2012	1,093,750
5,000,000		Cocobod 0.00%, (1.89% effective rate), 7/31/2012	4,936,250
4,000,000		Digicel Ltd., 3.788%, 3/31/2015	4,002,000
6,000,000		Discovery Copper, 1.00%, 3/31/2015	5,943,000
660,012		EGPC Petroleum V Tranche A, 3.831%, 3/31/2015	629,981
50,271		EGPC Petroleum V Tranche B, 3.581%, 12/31/2012	48,889
2,000,000		Energi Mega Persada Tbk, 12.295%, 9/12/2013	1,988,000
2,500,000		Erdenet, 7.795%, 9/8/2013	2,470,000
6,000,000		Essar Steel Ltd., 3.545%, 8/15/2012	5,778,000
3,750,000		Estrella De Oro Mobile Home, 8.581%, 11/30/2015	3,564,375
5,000,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Floating Rate Note, 2.609%, 8/7/2016	4,600,000
5,000,000	[1]	Evraz Group SA, 3.095%, 11/19/2015	4,730,000
4,705,882		GVO, 5.295%, 11/2/2015	4,771,765
2,000,000		Garanti Bankasi, Floating Rate Note, 1.778%, 5/10/2012	2,535,437
3,004,445		Giti Tire Co., 3.545%, 12/1/2012	2,903,796
5,000,000		Glencore International, 2.095%, 6/12/2013	4,902,500
3,500,000		Golden Star Resources Ltd., 3.956%, 9/30/2012	3,465,000
3,000,000		International Bank of Azerbaijan, 5.559%, 7/23/2013	2,922,000
3,000,000	[1]	Islami Bank New, 3.919%, 4/4/2012	2,988,000
4,461,980		JSW Duferco, 1.995%, 9/1/2013	4,374,971
1,333,333	[1]	Kazkommerzbank, Bond, 1.609%, 6/29/2012	1,317,333
5,250,000		Louis Dreyfus Bz, 3.831%, 9/1/2014	5,194,875
4,000,000		Marfrig Alimentos SA, 5.795%, 11/9/2015	4,006,000
105,880	[1]	Mechel Chelyabin, 5.295%, 12/12/2012	103,498
952,381	[1]	Mechel Kuzbass, 5.295%, 12/12/2012	930,952
211,640	[1]	Mechel S Urals, 5.295%, 12/12/2012	206,878
952,381		Mechel Yakutugol, 5.295%, 12/12/2012	930,952
6,000,000		Metalloinvest, Floating Rate Note, 3.295%, 4/4/2016	5,967,000
5,000,000		PBC Ghana, 4.75%, 7/3/2012	4,999,000

Principal Amount or Shares			Value
$8,000,000		PT Berau Coal, 5.331%, 7/23/2014	7,900,000
5,474,801		PTMP Coal, Inc., 7.295%, 11/30/2015	5,502,175
2,276,690		Petroleum Export Ltd. III, 4.081%, 3/15/2013	2,248,232
5,000,000		SUEK OJSC, 3.545%, 9/8/2015	4,897,500
437,500		SV Oil & Natural Gas Ltd., 4.295%, 9/14/2013	435,531
2,333,333		Severstal, 2.931%, 9/23/2013	2,333,333
5,000,000		Shunkhlai LLC, 4.795%, 9/21/2012	5,000,000
1,631,579		Sonangol 2014, 7/31/2014	1,563,052
1,986,111		Sonangol Finance Ltd., 3.295%, 11/30/2012	1,980,153
3,600,000		TAAG II, Floating Rate Note, 6.331%, 6/27/2016	3,594,600
1,440,000		Tatneft, 3.395%, 6/23/2013	1,393,920
5,318,182		Tuscany International Drilling, Inc., 7.081%, 8/15/2016	5,317,118
545,455		Tuscany Revolver, 7.081%, 9/15/2014	545,346
2,000,000		Ukrland Farming, 0.380%, 6/29/2014	1,979,000
3,000,000		United Bank Africa, 5.309%, 11/29/2013	2,998,500
3,000,000		Vedanta Resources PLC, Floating Rate Note, 3.295%, 1/16/2013	2,965,500
3,000,000		Vedanta/Twinstar, 1.75%, 6/7/2013	2,943,000
2,400,000		Vicentin, 7.809%, 11/18/2015	2,394,000
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $196,350,038)	193,895,894
		MUTUAL FUND – 0.5%
948,219	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	948,219
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $201,298,257)[5]	198,778,113
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[6]	2,993,026
		TOTAL NET ASSETS — 100%	$201,771,139

At December 31, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contract Sold:
5/16/2012	5,000,000 Euros	$7,075,600	$594,583

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $290,760 and $106,647, respectively. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities-Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $16,052,911, which represented 8.0% of total net assets.
2	Principal amount and interest were not paid upon final maturity.
3	Affiliated holding.
4	7-Day net yield.
5	At December 31, 2011, the cost of investments for federal tax purposes was $201,298,257. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,520,144. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $338,949 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,859,093.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$3,934,000	$ —	$3,934,000
Trade Finance Agreements	—	193,895,894	—	193,895,894
Mutual Fund	948,219	—	—	948,219
TOTAL SECURITIES	$948,219	$197,829,894	$ —	$198,778,113
OTHER FINANCIAL INSTRUMENTS*	$ —	$594,583	$ —	$594,583
*	Other financial instruments include foreign exchange contract.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012